Document Information	Apr. 30, 2020	Feb. 03, 2020
Document and Entity Information [Abstract]
Document Type	8-K
Entity Registrant Name	CATALENT, INC.
Trading Symbol		CTLT
Local Phone Number	537-6200
City Area Code	(732)
Entity Address, Postal Zip Code		08873
Entity Address, State or Province		NJ
Entity Address, Address Line One		14 Schoolhouse Road
Entity Address, City or Town		Somerset,
Amendment Flag		false
Entity Tax Identification Number		20-8737688
Entity Central Index Key		0001596783
Entity File Number		001-36587
Document Period End Date	Apr. 30, 2020
Entity Emerging Growth Company	false
Written Communications	false
Entity Incorporation, State or Country Code		DE
Soliciting Material	false
Pre-commencement Issuer Tender Offer	false
Pre-commencement Tender Offer	false
Title of 12(b) Security		Common Stock,
Security Exchange Name		NYSE